UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER
REPORT PURSUANT TO SECTION 15G OF
THE SECURITIES EXCHANGE ACT OF 1934

loanDepot.com, LLC1

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☒	Rule 15Ga-1 under the Exchange Act (17 CFR 240.15Ga-1) for the reporting period January 1, 2019 to March 31, 2019

Date of Report (Date of earliest event reported):  May 14, 2019
Commission File Number of securitizer:__________
Central Index Key Number of securitizer: 0001596242

Peter Macdonald (949) 470-6237
Name and telephone number, including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-1(c)(1)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-1(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-1(c)(2)(ii)  ☐

[1]
loanDepot.com, LLC, as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period. loanDepot.com, LLC is also a securitizer of asset-backed securities guaranteed by Ginnie Mae (“GNMA MBS”). loanDepot.com, LLC has no repurchase activity to report for the quarterly reporting period except for the specific GNMA MBS issuances described in Item 1.02 of this Form ABS-15G.

REPRESENTATION AND WARRANTY INFORMATION

Item 1.01	Initial Filing of Rule 15Ga-1 Representations and Warranties Disclosure.

N/A

Item 1.02	Periodic Filing of Rule 15Ga-1 Representation and Warranties Disclosure

As a securitizer of GNMA MBS, loanDepot.com, LLC provides the tabular disclosures below with respect to the specific GNMA MBS issuances (identified by Pool #) for which there was reportable repurchase activity during the reporting period covered by this Form ABS-15G.

Name of Issuing Entity	Check if Registered	Name of Originator	Total Assets in ABS by Originator (1)	Assets That Were Subject of Demand (2)(3)	Assets That Were Repurchased or Replaced (2)(3)	Assets Pending Repurchase or Replacement (within cure period)	Demand in Dispute (2)(4)	Demand Withdrawn	Demand Rejected (2)(3)
			# $ (%)	# $ (%)	# $ (%)	# $ (%)	# $(%)	# $ (%)	# $ (%)

(a)	(b)	(c)	(d) (e) (f)	(g) (h) (i)	(j) (k) (l)	(m) (n) (o)	(p) (q) (r)	(s) (t) (u)	(v) (w) (x)
GNMA-II Pool # BF8819		loanDepot.com, LLC	52 / $5,060,638 / 100%				1 / $91,706 / 1.81%
GNMA-II Pool # BG2623		loanDepot.com, LLC	38 / $2,726,203 / 100%				1 / $72,500 / 2.66%
GNMA-II Pool # BH7433		loanDepot.com, LLC	74 / $16,345,507 / 100%				1 / $245,000 / 1.5%
GNMA-II Pool # BH7439		loanDepot.com, LLC	185 / $42,868,760 / 100%				5 / $1,323,105 / 3.09%
GNMA-II Pool # BH7441		loanDepot.com, LLC	20 / $4,719,713 / 100%				1 / $190,203 / 4.03%
GNMA-II Pool # BH7442		loanDepot.com, LLC	140 / $36,914,903 / 100%				4 / $1,082,147 / 2.93%
GNMA-II Pool # BH7447		loanDepot.com, LLC	23 / $5,698,289 / 100%				1 / $376,000 / 6.6%
GNMA-II Pool # BH7460		loanDepot.com, LLC	31 / $8,530,725 / 100%				1 / $366,715 / 4.3%
GNMA-II Pool # BH7466		loanDepot.com, LLC	27 / $16,627,726 / 100%				1 / $694,913 / 4.18%
GNMA-II Pool # BH7470		loanDepot.com, LLC	47 / $12,242,954 / 100%				1 / $164,247 / 1.34%
GNMA-II Pool # BH7429		loanDepot.com, LLC	32 / $7,893,740 / 100%				2 / $733,616 / 9.29%
GNMA-II Pool # BH7446		loanDepot.com, LLC	45 / $10,418,331 / 100%				4 / $1,051,895 / 10.1%
GNMA-II Pool # BA8586		loanDepot.com, LLC	52 / $12,120,919 / 100%	1 / $252,630 / 2.08%	1 / $252,630 / 2.08%
GNMA-II Pool # BB7330		loanDepot.com, LLC	119 / $31,608,572 / 100%	1 / $135,269 / 0.43%					1 / $135,269 / 0.43%
Total:			885 / $213,776,980 / 100%	2 / $387,899 / 0.181%	1 / $252,630 / 0.118%		23 / $6,392,047 / 2.990%		1 / $135,269 / 0.063%

1)	The information reported in columns (d) through (f) is by principal balance of pool assets at the time of the respective securitization.

2)
The information reported in columns (g) through (x) is for the reporting period and the respective percentages are determined using principal balance of pool assets as of the reporting period end date.

3)
The information reported herein describes repurchases of certain assets from the applicable GNMA pool as required by the GNMA guidelines, regardless of whether an actual demand to repurchase such assets was ever made by GNMA. One (1) asset identified in columns (j) through (l) and the one (1) asset identified in columns (v) through (x) were identified by the Originator for repurchase during the reporting period, and were not the subject of a demand by GNMA or a third party.

4)
GNMA requested the 23 assets identified in columns (p) through (r) be repurchased due to their non-compliance with the Economic Growth, Regulatory Relief, and Consumer Protection Act (S.2155 / P.L. 115-174), which was signed into law on May 24, 2018, issued on May 30, 2018 and became effective on June 1, 2018 (the “Act”) during the reporting period ended September 30, 2018. As of the end of the current reporting period, the Originator disputed GNMA’s assertion that these assets do not conform to the Act.

Item 1.03	Notice of Termination of Duty to File Reports under Rule 15Ga-1

N/A

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Date: May 14, 2019	LOANDEPOT.COM, LLC.
(Securitizer)

	By:	/s/ Jeff DerGurahian
		Name:	Jeff DerGurahian
		Title:	Chief Capital Markets Officer